COMMITMENTS AND CONTINGENCIES - SCHEDULE OF RENT EXPENSES (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
COMMITMENTS AND CONTINGENCIES
Operating lease	$ 115	$ 111	$ 343	$ 332
Short-term lease			165
Total rent expense	$ 115	$ 111	$ 508	$ 332